SCHEDULE OF ACCOUNTS RECEIVABLE, NET (Details)	Sep. 30, 2025 HKD ($)	Sep. 30, 2025 USD ($)	Mar. 31, 2025 HKD ($)
Receivables [Abstract]
Accounts receivable - third parties	$ 2,390,539	$ 306,479	$ 2,546,327
Less: allowance for doubtful accounts	(836,224)	(107,208)	(682,489)
Accounts receivable, net	$ 1,554,315	$ 199,271	$ 1,863,838